Average Annual Total Returns	12 Months Ended
Sep. 30, 2013
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.69%
Five Years	21.25%
Ten Years	10.50%
Inception Date	Aug. 14, 1995
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.80%
Five Years	21.33%
Ten Years	10.59%
Inception Date	Nov. 12, 2001
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.65%
Five Years	16.49%
Ten Years	7.80%
Inception Date	Aug. 14, 1995
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.54%
Five Years	22.24%
Ten Years	8.94%
Inception Date	Aug. 14, 1995
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.91%
Five Years	21.52%
Since Inception	6.97%
Inception Date	Apr. 24, 2006
Return After Taxes on Distributions | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.42%
Five Years	20.67%
Ten Years	9.82%
Return After Taxes on Distributions | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.21%
Five Years	16.14%
Ten Years	7.14%
Return After Taxes on Distributions | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.12%
Five Years	21.97%
Ten Years	8.22%
Return After Taxes on Distributions | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.30%
Five Years	21.25%
Since Inception	6.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.15%
Five Years	17.47%
Ten Years	8.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.04%
Five Years	13.43%
Ten Years	6.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.82%
Five Years	18.31%
Ten Years	7.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.12%
Five Years	17.68%
Since Inception	5.55%
Russell 2800 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.62%
Five Years	21.81%
Ten Years	9.93%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.74%
Five Years	23.37%
Ten Years	9.77%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.74%
Five Years	23.37%
Ten Years	9.77%
MSCI US Small Cap 1750 Index | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Five Years	22.71%
Since Inception	8.33%
MSCI US Small + Mid Cap 2200 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.47%
Five Years	22.47%
Ten Years	10.26%
MSCI ACWI Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.80%
Five Years	14.92%
Ten Years	7.17%
Spliced Global Equity Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.80%
Five Years	14.92%
Ten Years	7.33%